                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:March 31, 2004


Check here if Amendment              [ ]   Amendment Number:
This Amendment (Check only one.):    [ ]   is a restatement      ------
                                     [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
           -----------------------------------
Address:   645 Fifth Avenue, 21st Floor
           -----------------------------------
           New York, NY  10022
           -----------------------------------

Form 13F File Number:      28-     5391
                              ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc R. Lisker, Esq.
           ----------------------------------------
Title:     General Counsel, MSD Capital, L.P.
           ----------------------------------------
Phone:     (212) 303-1668
           ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                    New York, NY              May 17, 2004
------------------------------      ----------------       --------------------
       (Signature)                   (City, State)                 (Date)

Report Type ( Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ---------------------
Form 13F Information Table Entry Total:            5
                                          ---------------------
Form 13F Information Table Value Total:         200,233            (thousands)
                                          ---------------------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       (x$1,000)    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
DARLING
 INTL INC           COM          237266101      31,607     9,296,127   SH              SOLE                  9,296,127   0      0
IHOP CORP           COM          449623107      72,327     2,100,100   SH              SOLE                  2,100,100   0      0
STEAK N
 SHAKE CO           COM          857873103      39,522     2,053,100   SH              SOLE                  2,053,100   0      0
TYLER
 TECHNOLOGIES
 INC                COM          902252105      28,436     2,928,523   SH              SOLE                  2,928,523   0      0
U S I HLDGS         COM          90333H101      28,341     1,904,591   SH              SOLE                  1,904,591   0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.